Other disclosures - Risk review - Loans and advances past due but not impaired (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets designated at fair value [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	£ 11,037	£ 10,519
Financial assets past due but not impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	7,679	9,106
Financial assets past due but not impaired [member] | Financial assets designated at fair value [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	683	8,878
Financial assets past due but not impaired [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	26	71
Financial assets past due but not impaired [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	109	65
Financial assets past due but not impaired [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	6,861	92
Financial assets past due but not impaired [member] | Past due up to 1 month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	6,928	6,994
Financial assets past due but not impaired [member] | Past due up to 1 month [member] | Financial assets designated at fair value [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	653	6,962
Financial assets past due but not impaired [member] | Past due up to 1 month [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	3	29
Financial assets past due but not impaired [member] | Past due up to 1 month [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	0	1
Financial assets past due but not impaired [member] | Past due up to 1 month [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	6,272	2
Financial assets past due but not impaired [member] | Past due 1-2 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	278	1,243
Financial assets past due but not impaired [member] | Past due 1-2 months [member] | Financial assets designated at fair value [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	0	1,235
Financial assets past due but not impaired [member] | Past due 1-2 months [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	1	8
Financial assets past due but not impaired [member] | Past due 1-2 months [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	0	0
Financial assets past due but not impaired [member] | Past due 1-2 months [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	277	0
Financial assets past due but not impaired [member] | Past due 2-3 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	161	169
Financial assets past due but not impaired [member] | Past due 2-3 months [member] | Financial assets designated at fair value [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	20	149
Financial assets past due but not impaired [member] | Past due 2-3 months [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	0	18
Financial assets past due but not impaired [member] | Past due 2-3 months [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	12	0
Financial assets past due but not impaired [member] | Past due 2-3 months [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	129	2
Financial assets past due but not impaired [member] | Past due 3-6 months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	116	222
Financial assets past due but not impaired [member] | Past due 3-6 months [member] | Financial assets designated at fair value [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	0	178
Financial assets past due but not impaired [member] | Past due 3-6 months [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	0	0
Financial assets past due but not impaired [member] | Past due 3-6 months [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	31	33
Financial assets past due but not impaired [member] | Past due 3-6 months [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	85	11
Financial assets past due but not impaired [member] | Past due 6 months and over [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	196	478
Financial assets past due but not impaired [member] | Past due 6 months and over [member] | Financial assets designated at fair value [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	10	354
Financial assets past due but not impaired [member] | Past due 6 months and over [member] | Home loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	22	16
Financial assets past due but not impaired [member] | Past due 6 months and over [member] | Credit cards, unsecured and other retail lending [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	66	31
Financial assets past due but not impaired [member] | Past due 6 months and over [member] | Corporate loans [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	£ 98	£ 77